Form N-1A Cover	Nov. 18, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 18, 2025
Prospectus Date	Jan. 31, 2025